COSTS OF SERVICES AND GENERAL AND ADMINISTRATIVE COSTS (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Summary of Costs of Services and General Administrative Costs

	2025	2024	2023
	£m	£m	£m
Costs of services	11,404	12,290	12,326
General and administrative costs	1,764	1,126	1,988
	13,168	13,416	14,314
Costs of services and general and administrative costs include:

	2025	2024	2023
	£m	£m	£m
Staff costs (note 5)	7,083	7,761	8,137
Establishment costs	420	472	516
Media pass-through costs	2,543	2,523	2,174
Other costs of services and general and administrative costs[1]	3,122	2,660	3,487
	13,168	13,416	14,314
Note
[1]Other costs of services and general and administrative costs include £831 million (2024: £859 million, 2023: £811 million) of other pass-through costs

Other costs of services and general and administrative costs include the following significant items:

	2025	2024	2023
	£m	£m	£m
Goodwill impairment (note 11)	641	237	63
Amortisation and impairment of acquired intangible assets	61	93	728
Restructuring and transformation costs	68	251	196
Property-related restructuring costs	127	26	232
Gains on disposal of investments and subsidiaries	(6)	(322)	(7)
Legal provision charges/(gains)	43	68	(11)

Summary of Auditors Remuneration	auditors’ remuneration:

	2025	2024	2023
	£m	£m	£m
Fees payable to the Company’s external auditors for the audit of the Company and Group’s annual accounts[1,2]	22	22	10
Fees payable for the audit of the Company’s subsidiaries[2]	25	26	30
Fees payable to the external auditors pursuant to legislation[1,2]	47	48	40
Audit-related assurance services [2,3]	1	1	1
Other assurance services - PwC	1	—	—
Other assurance services - Deloitte	—	1	1
Total other fees	2	2	2
Total fees	49	50	42
Notes
[1]The 2024 comparative has been re-presented to include additional fees of £3.8 million that were incurred in 2025 relating to the 2024 audit
[2]With effect from 2024, following a competitive tender process, PricewaterhouseCoopers LLP (PwC) was appointed as external auditor of the Company, replacing Deloitte LLP (Deloitte). Fees payable for the audit of the Company and Group's annual accounts, the audit of the Company's subsidiaries, and audit-related services during the years ended 31 December 2025 and 31 December 2024 relate to PwC and for the year ended 31 December 2023 to Deloitte. This includes fees in respect of the audit of internal control over financial reporting
[3] Audit-related assurance services are predominantly in respect of the review of the interim financial information